Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 23,960	$ 21,840
Accumulated depreciation	(19,472)	(17,264)
Property, Plant and equipment, net	4,488	4,576
Depreciation	2,208	2,009	$ 2,000
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	19,298	17,305
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,190	1,129
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 3,472	$ 3,406